Supplement No. 1 dated November 1, 1997

                                       to


                       Prospectus dated March 1, 1997 for
                 State Street Research Government Income Fund
              a series of State Street Research Financial Trust

                      Prospectuses dated August 1, 1997 for
                     State Street Research High Income Fund
                      State Street Research Managed Assets
                 Series of State Street Research Income Trust

                       Prospectuses dated May 1, 1997 for
                      State Street Research Tax-Exempt Fund
                 State Street Research New York Tax-Free Fund
               Series of State Street Research Tax-Exempt Trust

                        Prospectus dated May 1, 1997 for
                     State Street Research Investment Trust
                        a series of State Street Research
                             Master Investment Trust

                   Prospectuses dated September 1, 1997 for
                 State Street Research Intermediate Bond Fund
                 State Street Research Strategic Income Fund
               Series of State Street Research Securities Trust

                      Prospectus dated August 25, 1997 for
               State Street Research International Equity Fund
              a series of State Street Research Portfolios, Inc.

Share Class Designations

   The Funds have redesignated their share classes to be more consistent with developing mutual fund industry practice. The changes do not affect sales charges or any other share class features. Throughout each Fund's prospectus:

Former Class            Redesignated Class
------------            ------------------

Class C        is now          Class S

Class D        is now          Class C

   The designations for Class A and Class B are unchanged.

Class S Shares

   The sub-caption "Class C Shares -- Institutional; No Sales Charge" is revised to read "Class S Shares - Special Programs; No Sales Charge" and the second paragraph under the caption is revised in its entirety to read as follows:

     "In general, Class S shares are available for new investments by certain large institutions, advisory accounts of the Investment Manager, and employee benefit plans which acquire shares through programs or products sponsored by Metropolitan Life Insurance Company ("Metropolitan") and/or its affiliates, for which Class S shares have been designated. In addition, Class S shares are available through special programs under which, for example, investors pay an asset-based fee and/or a transaction fee to intermediaries. Class S share availability is determined by the Distributor and intermediaries based on overall direct and indirect costs of a particular program, expected assets, account sizes and similar considerations. Information on the availability of Class S shares and further conditions and limitations is available from the Distributor."

   Throughout each Fund's Prospectus, references to Class C shares (now redesignated as Class S) should be read to give effect to the above revisions regarding the availability of such shares.

                   Supplement No. 2 dated November 1, 1997
              (Supplanting Supplement No. 1 dated March 1, 1997)
                                      to
                        Prospectus dated March 1, 1997
                                     for
           STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
             STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE
            STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE
               series of State Street Research Financial Trust


Share Class Designations

   The Funds have redesignated their share classes to be more consistent with developing mutual fund industry practice. The changes do not affect sales charges or any other share class features.

Throughout this prospectus:

   Former                 Redesignated
   Class                       Class
   -----                       -----

   Class C     is now        Class S

   Class D     is now        Class C

   The designations for Class A and Class B are unchanged.
Share Classes Available

   Shares of the Funds are available as set forth below:

   Class A, Class B and Class C shares of all three Funds are not currently offered.

   Class S: Class S shares of all three funds are available through certain employee benefit plans and special programs with financial intermediaries, among other arrangements.

Class S Shares

   The sub-caption "Class C Shares -- Institutional; No Sales Charge" is revised to read "Class S Shares -- Special Programs; No Sales Charge" and the second paragraph under the caption is revised in its entirety to read as follows:

     "In general, Class S shares are available for new investments by certain large institutions, advisory accounts of the Investment Manager, and employee benefit plans which acquire shares through programs or products sponsored by Metropolitan Life Insurance Company ("Metropolitan") and/or its affiliates, for which Class S shares have been designated. In addition, Class S shares are available through special programs under which, for example, investors pay an asset-based fee and/or a transaction fee to intermediaries. Class S share availability is determined by the Distributor and intermediaries based on overall direct and indirect costs of a particular program, expected assets, account sizes and similar considerations. Information on the availability of Class S shares and further conditions and limitations is available from the Distributor."

   Throughout this Prospectus, references to Class C shares (now redesignated as Class S) should be read to give effect to the above revisions regarding the availability of such shares.